INVESTMENTS	12 Months Ended
Dec. 31, 2018
INVESTMENTS
INVESTMENTS

10 INVESTMENTS

Accounting policy

Investments, other than those related to associates, are initially recorded at fair value plus any directly attributable transaction costs on the trade date. The Group has investments in unquoted entities and an entity that holds mainly unquoted equity securities, which by their nature have no fixed maturity date or coupon rate. These investments are classed as fair value through profit or loss. The fair value of these investments is based on the underlying fair value of the equity securities: marketable securities are valued by reference to closing prices in the market; and non-marketable securities are estimated considering factors including the purchase price; prices of recent significant private placements of securities of the same issuer and estimates of liquidation value. Changes in fair value based on externally observable valuation events are recognised in profit or loss.

The investments accounting policy for the year ending 31 December 2017 was consistent with the requirements of IAS 39. Changes in fair value were recorded through other comprehensive income, rather than through profit or loss.

	2018	2017
	$ million	$ million
At 1 January	21	25
Additions	4	8
Fair value remeasurement[1]	9	(10)
Impairment	–	(2)
At 31 December	34	21

1

The Group adopted IFRS 9 on 1 January 2018 and elected to present changes in the fair value of trade investments in the income statement from that date. The fair value remeasurement of trade investments in 2017 was recognised in other comprehensive income.